Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 08, 2016	Mar. 23, 2016	Mar. 31, 2015	Mar. 30, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 21, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business						$ 52,792
Revenues					$ 776,810	763,416	$ 679,260
Net cash provided by and used by operating activities					65,013	48,967	28,432
Net cash used in investing activities					$ (119,206)	(74,272)	(90,995)
Trilogy Dominicana
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Wholly-owned subsidiary, sale price								$ 62,000
Cash received from sale of business		$ 35,000					27,000
Gain on sale of business		52,800
Capital gains taxes paid	$ 5,400
Transaction costs							900
Net operating loss carryforwards		$ 0					66,500
Revenues						7,500	51,000
Net losses						2,500	11,000
Gains on sale of discontinued operations						52,800	1,200
Gain and loss from discontinued operations, net of tax						50,300	9,700
Net cash provided by and used by operating activities						200	11,100
Net cash used in investing activities						$ 500	2,100
Trilogy Dominicana | Operational Costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from sale of business							6,000
ComCEL | HAITI
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business							$ 2,100
Amount deposited in escrow				$ 8,000
Last tranche of escrow deposit released on escrow termination			$ 2,100